16. CONCENTRATIONS OF RISK	12 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
16. CONCENTRATIONS OF RISK

Cash

The Company maintains cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Sales and Accounts Receivable

The following customers represent the majority of the Company’s sales for the years ended June 30, 2014 and 2013, respectively, and accounts receivable for the years ended June 30, 2014 and 2013, respectively:

	June 30, 2014	June 30, 2013
Sales
TTI	62%	36%
Menards	7%	30%
Galesi Entities	1%	14%

Accounts Receivable
Menards	-	69%
Walmart	18%	22%
Lowes	51%	-

Inventory and Accounts Payable

The Company purchases its performance products from Delta Petroleum Company, its cleaning and well service products from from Inventek and its power washer equipment products from TTI. The following is the Company’s inventory purchased from these vendors for the years ended June 30, 2014 and 2013, respectively and accounts payable to these vendors for the years ended June 30, 2014 and 2013, respectively:

	June 30, 2014	June 30, 2013
Inventory purchased
Inventek	201	$ 7,299
Delta	1,671	4,678
TTI	273	2,525

Accounts Payable
Inventek	-	$ 502
Delta	1,498	1,191
TTI (see note 17)	-	1,634

Included in Delta accounts payable is a promissory note of $1,172 (see note 9).